Cost of Revenues	12 Months Ended
Dec. 31, 2019
Disclosure of cost of revenues [Abstract]
Cost of Revenues
Note 25 - Cost of Revenues

Composition

	Year ended December 31,
	2017	2018	2019
	NIS millions	NIS millions	NIS millions
According to source of income:
Cost of equipment sold	645	642	695
Cost of revenues from services	2,035	2,019	2,030
	2,680	2,661	2,725
According to its components:
Cost of equipment sold	645	642	695

Rent and related expenses	281	271	64
Salaries and related expenses	224	217	213
Fees to communications operators	767	783	763
Cost of content	212	223	267
Depreciation and amortization	412	390	601
Royalties and fees	86	84	85
Other	53	51	37
Total cost of revenues from services	2,035	2,019	2,030
	2,680	2,661	2,725